UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00576

Northeast Investors Trust

(Exact name of Registrant as specified in charter)

125 High Street, Room 1802

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street, Room 1802

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Report to Stockholders.

(a)	The report to stockholders is attached herewith.

NORTHEAST
INVESTORS
TRUST

A NO LOAD FUND

Semi-Annual Report
For the Period Ending
March 31, 2024

Table of Contents

Letter to Shareholders	1
Historical Information	2
Summary of Net Assets	5
Schedule of Investments	6
Financial Statements	10
Financial Highlights	13
Notes to Financial Statements	14
Statement Regarding Liquidity Risk Management Program	22
Trustees & Officers	23

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Dear Fellow Shareholders:

Dear Fellow Shareholders,

During the six-month period ended March 31, 2024, Northeast Investors Trust posted a total return of 6.9%, which compares with that of the ICE BAML US High Yield Index of 8.7%. While unfavorable, the results were colored by noticeable base effects: the Trust outperformed strongly during both “shoulders” to the reporting period, i.e. the June-September 2023 period and also April 2024. More granularly, the first half of the fiscal year was characterized by significant interest rate volatility. The Trust generally outperformed when interest rates rose and did not participate fully in the market rally when interest rates fell.

The relative underperformance can be primarily attributed to our deliberate decision to limit the Trust’s exposure to interest rate risk. While this strategy has proven successful over the long run, it limited the Trust’s participation in the rates rally during the first half of the fiscal year. On the other hand, our security selection buoyed our returns. The strongest performers within the portfolio were the bonds of Pyxus International, which rose sharply after continued earnings momentum, and the preferred stock issued by Crestwood Equity Partners which was redeemed during the period. The substantial Crestwood investment had been a successful one for the Trust: notwithstanding the very long duration of the instrument and the rising interest rate environment of the last two years, the security’s price was remarkably stable until rising and finally being redeemed at 110% of par. The reason for the outperformance was that the instrument had more of an “event driven” price profile and was subject to a tender offer after the company was purchased by a larger competitor.

We are pleased to welcome two new trustees to the board, Richard Reubenstone and Geofrey Wyatt, who were both elected by shareholders in February. We look forward to benefiting from their considerable skill sets and also from their wisdom and judgement. Rick and Geof will replace outgoing trustees Peter Blampied, George Beal and Charles Daugherty, all of whom completed long tenures on the board. In particular, Peter Blampied’s service since 2000 was especially notable, and we always appreciated the thoughtful approach he brought to the board.

Looking forward, we continue to emphasize an overweighting in bonds with effective short durations. Our general thinking remains that the economy will remain strong enough to prevent an aggressive monetary policy easing by the Federal Reserve and that this will force intermediate- and longer-term bond yields somewhat higher. Having said that, we do believe that the relatively favorable economic environment will be conducive to strong corporate profit margins, and therefore we believe that capturing the extra spread offered at the short-term end of the high yield market is prudent.

As always, we remain substantial investors in the Trust, and we believe that there is a mutuality of interest as we seek to provide a high level of income and total return to our shareholders. Please of course feel free to reach out with any questions you might have.

Sincerely,

Bruce H. Monrad

Historical Information (unaudited)

	At End of Fiscal Year			Distribution Per Share During Fiscal Year
Fiscal Year Ended Sept. 30	Full Shares Outstanding	Net Asset Value Per Share	Total Net Assets	From Net Income	From Capital Gain	Average Monthly Net Asset Value Per Share
2014	83,921,225	$6.48	$543,360,576	$0.47	$0.0000	$6.57
2015	69,240,411	4.86	335,875,302	0.43	0.0000	5.63
2016	70,765,064	4.58	323,791,971	0.32	0.0000	4.34
2017	63,155,485	4.82	303,915,087	0.30	0.0000	4.70
2018	56,897,420	4.53	257,206,545	0.26	0.0000	4.64
2019	48,736,225	4.14	201,345,500	0.20	0.0000	4.32
2020	44,482,113	3.72	165,376,082	0.23	0.0000	3.85
2021	41,954,648	3.75	156,933,091	0.22	0.0000	3.78
2022	39,967,484	3.38	134,814,295	0.20	0.0000	3.62
2023	38,640,787	3.51	135,365,790	0.19	0.0000	3.47
2024 (a)	36,609,059	3.66	133,966,626	0.10	0.0000	3.58

(a) Six months ended March 31, 2024

Average Annual Total Return (unaudited)

One year ended March 31, 2024	10.36%
Five years ended March 31, 2024	2.17%
Ten years ended March 31, 2024	0.14%

SEC Yield (unaudited)*

Yield calculated as of March 31, 2024:    5.01%

*

The 30-Day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. The Statement of Additional Information contains additional information regarding the computation of the SEC yield.

About Your Fund’s Expenses (unaudited)

	Annualized Expense Ratio	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period 9/30/2023 - 3/31/2024*
Actual Return 6.93%	2.15%	$1,000.00	$1,063.90	$11.10
Hypothetical (5% return before expenses)	2.15%	$1,000.00	$1,014.23	$10.78

*

Expenses are equal to the Trust’s annualized prior six month expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.

As a shareholder of the Trust, you incur ongoing costs, which include costs for portfolio management, administrative services and other fund expenses. The above example is intended to help you understand the ongoing costs (in dollars) of investing in the Trust and to compare these costs with those of similar mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses based on the Trust’s actual returns. You may use the information in this line, together with your account balance on 3/31/2024, to estimate the expenses you paid over the period. Simply divide your account value by $1,000(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Fixed Income Portfolio Composition (unaudited)

Maturity Schedule
(% of portfolio)

3/31/2024 - 3/31/2025	10%
3/31/2025 - 3/31/2029	66%
3/31/2029 - 3/31/2034	23%
3/31/2034 - 3/31/2039	1%
Over 3/31/2039	0%
Total	100%

Quarterly Portfolio Holdings

The Trust files its complete Schedule of Investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). Form N-PORT is primarily designed for use by the SEC. Form N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling the Trust at 800-225-6704, on it’s website at www.northeastinvestors.com and on the SEC’s website at www.sec.gov.

Shareholders may also access and review information and reports of the Trust at the SEC’s Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC’s website at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following
e-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust’s reference number as a registrant under the Investment Company Act of 1940 is 811-00576.

Summary of Net Assets March 31, 2024 (unaudited)

	Value	% of Net Assets
Corporate Bonds & Notes
Aerospace / Defense	$5,453,960	4.07%
Building Products	9,029,735	6.74%
Chemicals	4,300,835	3.21%
Coal	747,353	0.56%
Drug Stores	698,280	0.52%
Energy / Natural Resources	10,702,699	7.99%
Food Processing	1,744,884	1.30%
Homebuilders	5,174,345	3.86%
Industrial Servicing / Manufacturing	6,906,200	5.15%
Metals & Mining	4,567,361	3.41%
Oil & Gas Drilling	9,502,184	7.09%
Pipeline	4,975,215	3.71%
Real Estate	3,799,135	2.84%
Retail Food Chains	5,943,078	4.44%
Retail General	5,438,840	4.06%
Technology	9,567,548	7.14%
Tobacco	13,551,055	10.12%
Wireless Telecom	3,908,290	2.92%
Total Corporate Bonds & Notes	$106,010,997	79.13%
Common Stock
Chemicals	$3,768,481	2.81%
Coal	124,082	0.09%
Electrical Utility	0	0.00%
Energy / Natural Resources	670,232	0.50%
Food Processing	5,983,165	4.47%
Metals & Mining	5,242,486	3.91%
Oil & Gas Drilling	1,264,239	0.95%
Packaging & Container	179,306	0.14%
Transportation	125,227	0.09%
Total Common Stock	$17,357,218	12.96%
Total Preferred Stock	5,468,750	4.08%
Total GDP-Linked Bonds	1,161,235	0.87%
Total Repurchase Agreement	2,602,191	1.94%
Total Investments	$132,600,391	98.98%
Receivables	2,139,538	1.60%
Total Assets	$134,739,929	100.58%
Liabilities	(773,303)	-0.58%
Total Net Assets	$133,966,626	100.00%

Schedule of Investments(a) March 31, 2024 (unaudited)

Corporate Bonds & Notes — 79.13%
Name of Issuer	Principal	Value
Aerospace / Defense — 4.07%
Spirit Aerosystems, Inc., 9.375%, 11/30/2029 (c)	$5,000,000	$5,453,960

Building Products — 6.74%
Builders Firstsource, Inc., 4.25%, 2/01/32 (c)	5,000,000	4,484,975
Louisiana Pacific Corp., 3.625%, 3/15/29 (c)	5,000,000	4,544,760
		9,029,735
Chemicals — 3.21%
Chemours Co., 4.625%, 11/15/29 (c)	5,000,000	4,300,835

Coal — 0.56%
Westmoreland Mining Holdings LLC, 8%, 11/4/30 (d)	859,027	747,353

Drug Stores — 0.52%
Rite Aid Corp., 8%, 11/15/26 (c) (e)	1,012,000	698,280

Energy/Natural Resources — 7.99%
Buckeye Partners LP, 4.35%, 10/15/24	5,000,000	4,941,600
Comstock Resources, Inc., 6.75%, 3/01/29 (c)	5,000,000	4,768,610
Range Resources Corp., 4.875%, 5/15/25	1,000,000	992,489
		10,702,699
Food Processing — 1.30%
B&G Foods, Inc., 5.25%, 4/01/25	1,754,000	1,744,884

Homebuilders — 3.86%
KB Home, 7.25%, 7/15/30	5,000,000	5,174,345

Industrial Servicing / Manufacturing — 5.15%
Clean Harbors, Inc., 4.875%, 7/15/27 (c)	500,000	485,022
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/01/27 (c)	5,500,000	5,694,585
Fortress Transportation and Infrastructure Investors LLC, 5.5%, 5/01/28 (c)	750,000	726,593
		6,906,200
Metals & Mining — 3.41%
Allegheny Technologies, Inc., 6.95%, 12/15/25	4,500,000	4,567,361

Corporate Bonds & Notes — (continued)
Name of Issuer	Principal	Value
Oil & Gas Drilling — 7.09%
CrownRock LP, 5.625%, 10/15/25 (c)	$2,000,000	$1,995,580
Parker Drilling Co., 13%, 9/26/25 (d)	2,687,479	2,606,854
Tidewater, Inc., 8.5%, 11/16/26	4,700,000	4,899,750
		9,502,184
Pipeline — 3.71%
NuStar Energy LP, 5.75%, 10/01/25	5,000,000	4,975,215

Real Estate — 2.84%
Five Point Operating Co. LP, 10.5%, 1/15/28 (c)	3,689,982	3,799,135

Retail Food Chains — 4.44%
Brinker International, Inc., 5%, 10/01/24 (c)	6,000,000	5,943,078

Retail General — 4.06%
G-III Apparel Group LTD, 7.875%, 8/15/25 (c)	5,430,000	5,438,840

Technology — 7.14%
Iron Mountain, Inc., 4.5%, 2/15/31 (c)	1,000,000	902,405
Iron Mountain, Inc., 5.625%, 7/15/32 (c)	4,000,000	3,778,188
Western Digital Corp., 4.75%, 2/15/26	5,000,000	4,886,955
		9,567,548
Tobacco — 10.12%
Pyxus Holdings, Inc., 8.5%, 12/31/27 (c)	10,845,675	8,513,855
Vector Group LTD, 10.5%, 11/01/26 (c)	5,000,000	5,037,200
		13,551,055
Wireless Telecom — 2.92%
Altice France SA, 8.125%, 2/01/27 (c)	5,000,000	3,908,290

Total Corporate Bonds & Notes — (cost -$106,287,364)		$106,010,997

GDP-Linked Bonds — 0.87%
Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, FRN (based on the performance of Argentina’s GDP), 12/15/35 (e)	$34,386,574	$1,161,235
Total GDP-Linked Bonds — (cost—$1,423,421)		$1,161,235

Common Stock — 12.96%	Number
Name of issuer	of Shares	Value
Chemicals — 2.81%
Ingevity Corp. (e)	602	$28,715
NL Industries, Inc.	510,200	3,739,766
		3,768,481
Coal — 0.09%
Westmet Group Holdings (d) (e)	22,614	90,457
Westmoreland Mining Holdings LLC, Class A Units (d) (e)	22,417	33,625
		124,082
Electrical Utility — 0.00%
Homer City Holdings, LLC (b) (d) (e)	221,338	0

Energy / Natural Resources — 0.50%
SilverBow Resources, Inc. (e)	5,058	172,680
Talos Energy, Inc. (e)	35,718	497,552
		670,232
Food Processing — 4.47%
Viskase Cos., Inc. (e)	3,052,635	5,983,165

Metals & Mining — 3.91%
American Gilsonite (b) (d) (e)	1,597,765	5,227,887
Metals Recovery Holdings, LLC (b) (d) (e)	21,539	14,599
		5,242,486
Oil & Gas Drilling — 0.95%
Key Energy Services, Inc. (e)	129	0
Parker Drilling Co. (e)	140,471	1,264,239
		1,264,239
Packaging & Container — 0.14%
Westrock Co.	3,626	179,306

Transportation — 0.09%
Getlink SA (France)	7,349	125,227
Total Common Stock — (cost—$41,736,232)		$17,357,218

Preferred Stock — 4.08%	Number
Name of issuer	of Shares	Value
Energy / Natural Resources — 4.08%
Equitrans Midstream Corp. Convertible PFD, FRN (8.15% + 3m UST), Perpetual	250,000	$5,468,750
Total Preferred Stock — (cost—$5,500,000)		$5,468,750

Repurchase Agreement — 1.94%
Name of Issuer	Principal	Value
State Street Bank & Trust Co. 1.60% dated 3/28/2024, to be repurchased at $2,602,654 on 4/01/2024 (f)
Total Repurchase Agreement — (cost — $2,602,191)	$2,602,191	$2,602,191

Total Investments — 98.98% (cost—$157,549,208)		$132,600,391
Net Other Assets and Liabilities — 1.02%		1,366,235
Net Assets — 100%		$133,966,626

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings when utilized.
(b)

Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of March 31, 2024 was $5,242,486 which represents 3.91% of total net assets.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,474,191 which represents 52.61% of total net assets. These securities are generally deemed liquid.

(d)

All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of March 31, 2024 was $8,720,775 which represents 6.51% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/2/17 - 8/26/21	$9,640,360
Metals Recovery Holdings, LLC	9/30/2016 - 12/10/2019	$1,999,343
Homer City Holdings, LLC	4/6/2017	$588,216
Parker Drilling Co. 13% 9/26/25	3/27/2019	$2,485,714
Westmoreland Mining Holdings LLC. 8% 11/4/30	5/4/2023	$747,353
Westmoreland Mining Holdings LLC, Class A Units	3/15/2019 - 5/4/2023	$861,283
Westmet Group Holdings	5/4/2023	$135,685

(e)	Non-income producing security.
(f)	Acquired on March 28, 2024. Collateralized by $2,654,305 of US Treasury Bonds due 11/15/43. The maturity value is $2,602,654.

FRN	Floating Rate Note - rates reflected are as of March 31, 2024
PFD	Preferred Security

Statement of Assets and Liabilities (unaudited)

March 31, 2024

Assets
Investments—at market value (cost $154,947,017)	$129,998,200
Repurchase agreement - at market value (cost $2,602,191)	2,602,191
Receivable for interest	2,138,756
Receivable for shares sold	782
Total Assets	$134,739,929

Liabilities
Payable for shares repurchased	390,801
Payable for trustee fees	168,125
Contingent liability (see Note-K)	161,005
Accrued expenses	53,372
Total Liabilities	$773,303
Net Assets	$133,966,626
Net Assets Consist of:
Capital, at a $1.00 par value	$36,609,059
Paid in surplus	413,749,951
Total Distributable Earnings / (Loss)	(316,392,384)
Net Assets	$133,966,626
Net Asset Value, offering price and redemption price per share ($133,966,626/36,609,059 shares)	$3.66

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

Six Months Ended March 31, 2024

Investment Income
Interest	$4,256,211
Dividends	433,089
Other Income	215,594
Total Income	$4,904,894

Expenses
Administrative expenses and salaries	$616,614
Trustee fees	338,695
Legal Fees	129,500
Computer and related expenses	112,075
Audit and related services	40,260
Commitment fees	37,216
Custodian fees	30,195
Registration and filing fees	29,280
Printing, postage and stationery fees	24,750
Insurance	20,955
Sub-Transfer Agent Fees	14,732
Interest fees	8,322
Telephone	5,490
Other expenses	37,755
Total Expenses	$1,445,839
Net Investment Income	$3,459,055
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions	$(386,959)
Change in unrealized appreciation (depreciation) of investments	6,202,168
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,274,264

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$3,459,055	$6,256,739
Net realized gain (loss) from investment transactions	(386,959)	(7,927,341)
Change in unrealized appreciation (depreciation) of investments	6,202,168	14,281,399
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,274,264	$12,610,797
Distributions to Shareholders from Operations	(3,375,338)	(7,428,152)
From Net Trust Share Transactions - (See Note-D)	(7,298,090)	(4,631,150)
Total Increase (Decrease) in Net Assets	$(1,399,164)	$551,495
Net Assets:
Beginning of Period	135,365,790	134,814,295
End of Period	$133,966,626	$135,365,790

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	Six Months Ended March 31, 2024	Year Ended September 30,
Per Share Data	(unaudited)	2023	2022	2021	2020	2019
Net Asset Value:
Beginning of Period	$3.51	$3.38	$3.75	$3.72	$4.14	$4.53
Income From Investment Operations:
Net investment income^	0.09	0.16	0.13	0.17	0.20	0.21
Net realized and unrealized gain (loss) on investment	0.15	0.16	-0.30	0.08	-0.39	-0.40
Total from investment operations	0.24	0.32	-0.17	0.25	-0.19	-0.19
Less Distributions:
Net investment income	-0.09	-0.19	-0.20	-0.22	-0.23	-0.20
Net Asset Value:
End of Period	$3.66	$3.51	$3.38	$3.75	$3.72	$4.14
Total Return #	6.93%	9.69%	-4.77%	6.85%	-4.69%	-4.27%
Ratios & Supplemental Data
Net assets end of period (in thousands)	$133,967	$135,366	$134,814	$156,933	$165,376	$201,346
Ratio of operating expenses to average net assets*	2.15%[z]	2.26%	2.74%	1.83%	1.71%	1.56%
Ratio of interest expense and commitment fee to average net assets	0.07%[z]	0.06%	0.06%	0.06%	0.08%	0.09%
Ratio of net investment income to average net assets	5.13%[z]	4.60%	3.54%	4.37%	5.14%	4.91%
Portfolio turnover rate	12.55%	26.41%	44.56%	75.20%	43.75%	45.13%

*	Includes Interest Expense and Commitment Fee when applicable

^	Calculated using the Average Share Method

#	Total Return reflects the rate that an investor earned on an investment in the Trust during each period, assuming reinvestment of all distributions.

[z]	Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

Note A–Organization

Northeast Investors Trust (the “Trust”), a diversified open-end management investment company (a Massachusetts Trust), is registered with the SEC under the Investment Company Act of 1940, as amended. The primary objective of the Trust is the production of income. The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies including FASB Accounting Standard update (“ASU”) 2013-08.

Note B–Significant Accounting Policies

Valuation of Investments: The value of equity securities or equity-like securities such as warrants for which market quotations are readily available, shall be determined on the basis of the last quoted sale prices taken from the primary market or exchange on which they are traded. A bid price may be used instead of last quoted sale price if it more closely reflects the fair value of the security as of the close of regular trading on the New York Stock Exchange. Fixed income securities, including securities convertible into equity, shall be valued on the basis of evaluated prices furnished by independent pricing services or from quotations received from dealers who make markets in such securities. The evaluations provided by the pricing services are based on analysis of market data and other factors such as last sale, dealer bids, yields, quality ratings, coupon rate, maturity, type of issue, trading characteristics and other relevant bond market data. Repurchase agreements are valued at contract value.

Securities for which market quotations are not readily available (including certain restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. Valuations may also be derived following a review of pertinent data (Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA), Revenue, etc.) from company financial statements, relevant market valuation multiples for comparable companies in comparable industries, recent transactions, and management assumptions.

The Trust may use fair value pricing for foreign securities if a material event occurs that may affect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 P.M. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. For securities valued in good faith, the value of an investment used to determine the Trust’s net asset value may differ from published or quoted prices for the same investment. The valuations for these good faith securities are monitored and reviewed in accordance with the methodologies described above by the Trust’s Valuation Designee on an ongoing basis as information becomes available, but are evaluated at least quarterly. The good faith security valuations and fair value methodologies are reviewed by the Trust’s Board of Trustees on a quarterly basis as part of their oversight responsibilities. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it were to

Notes to Financial Statements (continued)

sell the investment at the same time which the Trust determines its net asset value per share. The market value of securities valued in good faith on March 31, 2024 was $5,242,486 which represents 3.91% of net assets.

Federal Income Taxes: It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The Trust has reviewed the tax positions for the open tax year as of September 30, 2023 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense on the Statement of Operations.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions.

State Income Taxes: Because the Trust is organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust’s distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount and amortization of premium, is accrued as earned. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Expenses: All expenses, including legal fees paid on behalf of the Trustees, are accrued for in the period in which the professional and other services are incurred.

Security Transactions: Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates and Basis of Accounting: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to, where applicable, make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

Credit Risk: Investments in high-yield securities can involve greater degrees of credit and possibly market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Payment-In-Kind (PIK) Risk: Investments in PIK bonds may offer a higher interest rate than other bonds or fixed income securities; however, these bonds may also carry additional risk of default as they are generally issued by companies that do not have the current cash flow available to make routine cash interest payments to the lenders.

Note C–Trustees’ Compensation

Trustees’ compensation was computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees’ compensation and excluding any borrowing from the bank) at the close of each quarter, from which the Trustees paid certain expenses specified in the Declaration of Trust. For the six months ended March 31, 2024 the Trustee fee was $338,695 from which Independent Trustees were aggregately paid $60,000.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2024 was 2,666,777 shares (7.28%).

Administrative Expenses & Salaries: Northeast Investors Trust incurs salary and administrative expenses which include such expenses for personnel performing transfer agent and dividend disbursement related functions and other administrative functions of the Trust.

The Trust sponsors a 401(K) profit sharing plan which is available to employees deemed    eligible participants as defined by the plan documents. Annual safe harbor contributions are made during the year and are included in the administrative expenses and salaries on the Statement of Operations. No changes to the plan were made during the period.

Note D—Shares of Beneficial Interest

At March 31, 2024, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
Shares Sold	180,196	$644,982	1,438,621	$4,967,934
Shares issued to shareholders in reinvestment of distributions from net investment income	659,077	2,346,168	1,457,095	5,024,506
	839,273	$2,991,150	2,895,716	$9,992,440
Shares redeemed	(2,871,001)	(10,289,240)	(4,222,413)	(14,623,590)
Net Increase (Decrease)	(2,031,728)	$(7,298,090)	(1,326,697)	$(4,631,150)

Note E–Purchases and Sales of Investments

The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $16,295,000 and $27,117,466 respectively, for the six months ended March 31, 2024.

Notes to Financial Statements (continued)

Note F–Line of Credit

State Street Bank and Trust Company has made available to the Trust a line of credit pursuant to a loan agreement for temporary or extraordinary purposes. The Trust’s line of credit, which does not require maintenance of compensating balances, is generally on a demand basis and is at a rate equal to the applicable margin (1.25%) plus the higher of (a) the Federal Funds Rate or (b) the daily Simple SOFR Rate during the period in which such loan is outstanding. At March 31, 2024 the Trust had an unused line of credit amounting to $20,000,000. The Trust pays a commitment fee of 0.30% on the unused portion of the line of credit. The line of credit may be terminated at the bank’s option at its annual renewal date, on March 18, 2025. Portions of the Trust’s portfolio are pledged to collateralize these short-term borrowings.

The line of credit details for the six months ended March 31, 2024 were as follows:

Maximum available credit as of March 31, 2024	$20,000,000
Largest amount outstanding on an individual day	$1,647,100
Average balance when in use	$1,294,684
Average interest rate when in use	6.58%

Interest expense for the six months ended March 31, 2024 is disclosed in the Statement of Operations.

Note G–Repurchase Agreement

The Trust invests its cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust’s custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note H–Additional Tax Information

The amount of distributions paid during the six months ended March 31, 2024 and year ended September 30, 2023 were $3,375,338 and $7,428,152, respectively, and were classified as ordinary income. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in future periods.

As of September 30, 2023 the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed Net Investment Income	$502,212
Total Capital Loss Carryforward	(286,541,162)
Timing Differences	(152,586)
Net Unrealized gains (losses) - net	(36,098,775)
Total distributable earnings (losses) - net	$(322,290,311)

Notes to Financial Statements (continued)

As of September 30, 2023, the Trust had short term capital loss carryforward of $3,022,086 and long term capital loss carryforward of $283,520,076, both of which do not expire.

Timing differences relate to certain expense accruals.

At March 31, 2024 the Trust’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost	$163,970,982
Gross unrealized gain	7,573,652
Gross unrealized loss	(38,944,243)
Net unrealized security gain (loss)	$(31,370,591)

The difference between book and tax basis cost of investments and net unrealized gains (losses) is primarily attributable to accretion and amortization differences.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30,2023, the following adjustments were made:

Distributable (Accumulated) Earnings (Losses)	Paid-in Capital
$4,420	$(4,420)

These differences were primarily due to expenses.

Note I–Fair Value Measurements

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 —Unadjusted quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

Notes to Financial Statements (continued)

The following table summarized the Trust’s investment as of March 31, 2024 based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total as of 3/31/2024
Corporate Bonds & Notes	$—	$106,010,997	$—	$106,010,997
Common Stock	5,882,258	6,108,392	5,366,568	17,357,218
Preferred Stock	5,468,750	—	—	5,468,750
GDP Linked Bond	—	1,161,235	—	1,161,235
Repurchase Agreement	—	2,602,191	—	2,602,191
	$11,351,008	$115,882,815	$5,366,568	$132,600,391

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. For the six months ended March 31, 2024, there were two transfers from Level 2 to Level 3 due to a lack of observable inputs.

At March 31, 2024, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

Common Stock Totals as of 3/31/2024
Beginning Balance @ 9/30/2023	$5,734,755
Purchases	—
Sales	(216,244)
Realized Gain(Loss)	(1,079,122)
Net Change in Unrealized
Appreciation/(Depreciation)	803,097
Transfers into Level 3 from Level 2	124,082
Transfers out of Level 3 to Level 2	—
Ending Balance @ 3/31/2024	$5,366,568

Change in Unrealized Gain / (Loss) for Positions Still Held at March 31, 2024
Common Stock	$(276,025)
Totals	$(276,025)

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required

Notes to Financial Statements (continued)

additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3.

The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of March 31, 2024:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input(1)
Common Stock
Coal	$90,457	Third Party Vendor (2)	Broker Quote	$4.00 - $5.00	Increase
Coal	33,625	Third Party Vendor (2)	Broker Quote	$1.50 - $2.00	Increase

Metals and Mining	5,227,887	Market Comparable (3)	EBITDA	7.5x — 9.4x	Increase
			Multiple
Metals and Mining	14,599	Market Approach (4)	Recovery Rate	N/A	Increase

	$5,366,568

(1)

This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Certain of the Trust’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Trust including third-party transactions and quotations.

(3)	Earnings multiples are based on comparable companies and transactions of comparable companies.

(4)	A market approach using the value of the underlying assets of a company.

Notes to Financial Statements (continued)

For additional information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Note J–Subsequent Events

Management has evaluated whether any other events or transactions occurred subsequent to March 31, 2024 and through the date of issuance of the Trust’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Trust’s financial statements.

Note K–Contingent Liability

A lawsuit filed by former Trustee Robert B. Minturn (“Minturn”) against the then serving Trustees (the “Defendant Trustees”) sought the portion of the Trustee fees that Minturn alleged he was owed pursuant to a contractual agreement among the Trustees. The Defendant Trustees believed they acted in accordance with the agreement and their fiduciary duties and in the best interests of the Trust and its shareholders in taking the steps that were the subject of the lawsuit. Those steps included reducing and then suspending the payments that Minturn was receiving from the Trustees’ fees paid by the Trust. The court dismissed Minturn’s action against the Trust. A partial summary judgement against the Defendant Trustees was granted by the court in favor of Minturn, and the Defendant Trustees appealed this judgement. In March 2023, the appeals court affirmed the judgment. Consistent with an opinion provided by special independent counsel, the Trustees adopted, by a majority vote, a resolution that provided, among other things: (i) indemnification of each of the Independent Trustees for the Judgment is necessary and proper; and (ii) that each Independent Trustee shall be indemnified to pay the Judgment. In April 2023, the Trust reimbursed the then serving Independent Trustees from the accrued contingent liability for their portion of the judgment awarded to Minturn. The Trustees expect to consider the Trust’s indemnification obligations in relation to the estate of Ernest Monrad, a Defendant Trustee, which represents the remaining accrued contingent liability of $161,005.

Note L–Indemnification

Under the Trust’s Declaration of Trust, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these contractual arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss from these third party service contracts with indemnification clauses to be minimal.

Statement Regarding Liquidity Risk Management Program (unaudited)

Northeast Investors Trust (the “Trust”) adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to reasonably assess and manage the Trust’s liquidity risk with respect to its ability to fund redemptions without significant dilution of remaining investors’ interests. The Board of Trustees designated the Trust’s Chief Compliance Officer (“CCO”) as the LRMP’s administrator. In assessing liquidity, the CCO considers a variety of factors, including the Trust’s investment strategy, the liquidity of its portfolio investments, cash flow projections, cash holdings and line of credit availability. The LRMP requires the CCO to report to the Board of Trustees, at least annually, on the operations of the program and its effectiveness in managing the Trust’s liquidity risk pursuant to the Liquidity Rule.

At a meeting of the Audit Committee of the Board of Trustees held on May 22, 2023, the CCO provided a written report to the Committee on the LRMP’s operations and its effectiveness for the period of May 2022-April 2023. The CCO’s report concluded that the LRMP remains reasonably designed to assess and manage the Trust’s liquidity risk. There were no liquidity events that impacted the Trust’s ability to meet redemptions.

Trustees & Officers

The Trustees of Northeast Investors Trust are Bruce H. Monrad, Richard Reubenstone, and Geofrey Wyatt. Under Massachusetts Law, the Trustees are generally responsible for overseeing the operation and management of the Trust. The table below provides certain information about the Trust’s Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 125 High Street, Suite 1802, Boston, MA 02110-2301.

The Trust’s Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

Name/Age/Service*	Position	Principal Occupation(s) / Other Directorships During the Past Five Years
Affiliated Trustees and Fund Officers
Bruce H. Monrad Age: 62 Years of Service: 31	Trustee and Chairman	Trustee and Chairman of Northeast Investors Trust
Gordon C Barrett Age: 67 Years of Service: 36	Executive Vice President and Chief Financial Officer	Chief Financial Officer of Northeast Investors Trust; President of Sippican Capital Advisors
Chapin Mechem Age: 51 Years of Service: 22	Vice President and Co-Portfolio Manager	Officer of Northeast Investors Trust
David A. Randall Age: 57 Years of Service: 24	Chief Compliance Officer and Vice President of Operations	Officer of Northeast Investors Trust
Independent Trustees
Richard Reubenstone Age: 66 Years of Service: Since 2024	Trustee	Managing Director, Cantor Fitzgerald, L.P.; Lead Advisor, Collaborizm
Geofrey Wyatt Age: 63 Years of Service: Since 2024	Trustee	Chief Executive Officer, Wyatt Technology Corp.

*	The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.

Trustees

Bruce H. Monrad Geofrey Wyatt	Richard Reubenstone

Officers

Bruce H. Monrad, Chairman
Gordon C. Barrett, Executive Vice President, Chief Financial Officer & Clerk
David A. Randall, Vice President of Operations & Chief Compliance Officer
Chapin P. Mechem, Vice President
Matthew D. Fratolillo, Vice President
Joseph R. Morrison, Vice President

Custodian

State Street Bank & Trust Co.
1 Iron Street
Boston, Massachusetts 02110

Legal Counsel

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111

Transfer Agent

Northeast Investors Trust
125 High St.
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust’s future performance, and that the Trust’s investments are subject to market risks.

For a free copy of the Trust’s proxy voting guidelines or information on how the Trust voted proxies during the most recent 12 month period ended on June 30 visit www.northeastinvestors.com/downloads/, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)’s web site at www.sec.gov.

Shares of the Trust are sold to investors at net asset value by

Northeast Investors Trust
125 High St.
Boston, Massachusetts 02110
(800) 225-6704

The share price for Northeast Investors Trust is made available at www.northeastinvestors.com or by calling 800-225-6704.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a vote of Security Holders.

The registrant has not changed its policies in regard to nominees for Trustee.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and financial officers, after evaluating the effectiveness of the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act, have concluded that, based on such evaluation, the registrant’s disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b)	There was no change in the internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	99.CODE ETH – Not Applicable.

(a)(2)	99.CERT - Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(a)(4)	Any change in the registrant’s independent public accountant – Not Applicable.

(b)	99.906CERT - A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northeast Investors Trust

By (Signature and Title)

/s/ Bruce H. Monrad
Chairman
(principal executive officer)

Date: May 31, 2024

By (Signature and Title)

/s/ Gordon C. Barrett
Treasurer
(principal financial officer)

Date: May 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Bruce H. Monrad
Chairman
(principal executive officer)

Date: May 31, 2024

By (Signature and Title)

/s/ Gordon C. Barrett
Treasurer
(principal financial officer)

Date: May 31, 2024